Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.20%	2.20%
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.35%	3.80%
Inflation rate	2.20%	2.20%
Rate of increase in salaries	3.00%	2.80%
SWEDEN | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.20%	4.00%
Inflation rate	1.60%	2.00%
Rate of increase in salaries	2.60%	3.00%
Rate of increase for pensions in payment	2.00%	2.00%
Austria | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.90%	3.20%
Inflation rate	5.00%	5.00%
Rate of increase in salaries	5.00%	5.00%
Rate of increase for pensions in payment	0.00%	0.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.04%	3.50%
Inflation rate	2.30%	2.50%
Rate of increase in salaries	3.23%	3.38%
Rate of increase for pensions in payment	0.00%	0.00%
SWITZERLAND | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.75%	1.95%
Inflation rate	1.25%	1.25%
Rate of increase in salaries	1.75%	1.75%
Rate of increase for pensions in payment	0.00%	0.00%